INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET
Schedule of intangible assets
	As of December 31,
	2013	2014
	$	$
Trademarks	25,000	—
Software	3,791,270	2,900,857
Less: accumulated amortization	(2,943,741)	(2,427,438)
	872,529	473,419